Other Noninterest Income and Expense	12 Months Ended
Dec. 31, 2011
Other Noninterest Income and Expense [Abstract]
Other Noninterest Income and Expense
Note 13.	Other Noninterest Income and Expense

Other noninterest income amounts are summarized as follows for the years ended December 31:

	2011	2010	2009

Increase in cash surrender value - BOLI	$235,708	$244,183	$249,810
Investment and insurance sales	787,100	637,822	772,575
Rental income	486,864	484,725	480,050
Loan prepayment fees	43,142	35,563	250,118
All other	53,908	160,617	12,791
	$1,606,722	$1,562,910	$1,765,344

Other noninterest expense amounts are summarized as follows for the years ended December 31:

	2011	2010	2009

Advertising and promotion	$392,181	$366,681	$511,567
Professional fees	796,726	615,313	772,602
Foreclosed real estate net expense	312,091	195,388	79,743
Printing, postage, stationery and supplies	436,646	442,916	441,802
Checking account charges	247,470	335,364	370,229
Insurance (non-employee)	149,560	166,783	167,613
Regulatory fees	100,733	127,248	129,935
Telephone	153,737	155,501	148,215
Apartment operating costs	370,575	347,492	344,438
Employee costs	214,088	208,154	165,926
Card service expenses	679,679	623,188	576,693
Title plant impairment	196,000	-	-
All other	1,122,731	1,128,006	1,075,556
	$5,172,217	$4,712,034	$4,784,319